Reorganization, Share Split and Acquisitions (Acquisition of the RaidCall Business, Narrative) (Details) (TalkTalk [Member], USD $)	0 Months Ended
Dec. 24, 2013
TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	62.50%
Cash consideration	$ 47,627,000
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk	27,600,000
Cash consideration, invested in ordinary shares newly issued by TalkTalk	$ 20,000,000
Equity interests reserved for grants of equity incentive awards to key employees	15.00%
Equity interests held by Kalends Group	22.50%
Equity interests held by the company after non-controlling interest transferring equity interests back	70.00%